AdvanceDesigns Variable Annuity
AdvanceDesigns Variable Annuity (New York)
AdvisorDesigns Variable Annuity
AdvisorDesigns Variable Annuity (New York)
EliteDesigns Variable Annuity
EliteDesigns Variable Annuity (New York)
NEA Valuebuilder Variable Annuity
Scarborough Variable Annuity

SecureDesigns Variable Annuity
SecureDesigns Variable Annuity (New York)
Security Benefit Advisor Variable Annuity
Variflex Variable Annuity
Variflex LS Variable Annuity
T. Rowe Price Immediate Variable Annuity
T. Rowe Price Variable Annuity
T. Rowe Price Variable Annuity (New York)

SECURITY BENEFIT LIFE INSURANCE COMPANY
SBL VARIABLE ANNUITY ACCOUNT VIII
SBL VARIABLE ANNUITY ACCOUNT XI
SBL VARIABLE ANNUITY ACCOUNT XIV
T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
VARIFLEX SEPARATE ACCOUNT

FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
VARIABLE ANNUITY ACCOUNT A
VARIABLE ANNUITY ACCOUNT B
T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY
BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUPPLEMENT DATED AUGUST 2, 2010
TO THE
PROSPECTUSES DATED MAY 1, 2010 OF EACH
VARIABLE ANNUITY PRODUCT LISTED ABOVE

This supplement updates you on the closing of the purchase and sale transaction entered into by Security Benefit Mutual Holding Company (“SBMHC”) and certain affiliates with Guggenheim SBC Holdings, LLC (the “Investor”) (the “Transaction”) and the completion of the related demutualization and dissolution plan of SBMHC (the “Demutualization and Dissolution Plan”). The direct parent company of Security Benefit Life Insurance Company (“SBL”) and First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”) is Security Benefit Corporation (SBC”). SBMHC is the parent company of SBC and the ultimate parent company of SBL and FSBL.

Background. In February, March, and April 2010 (by way of supplements to the prospectuses dated May 1, 2009) and in the prospectuses dated May 1, 2010, we described the Transaction and the related Demutualization and Dissolution Plan. As previously noted, the Transaction and the Demutualization and Dissolution Plan were approved by the SBMHC Board of Directors. The Demutualization and Dissolution Plan was subject to regulatory approval by the Commissioner of Insurance of the State of Kansas (the “Commissioner”) and approval by eligible contract owners, to the extent required by applicable law. Also, the Investor’s indirect purchase of FSBL was subject to approval by the New York Superintendent of Insurance (the “Superintendent”).

Transaction Closing and Demutualization. The Demutualization and Dissolution Plan was approved by the Commissioner on May 18, 2010, and by eligible contract owners on May 26, 2010. The Superintendent’s approval was received on July 8, 2010. Following receipt of the necessary approvals from the Commissioner, the Superintendent, and eligible contract owners and the satisfaction of certain other conditions, the Transaction closed on July 30, 2010. SBL and FSBL remain direct wholly owned subsidiaries of SBC, and SBC is a wholly owned subsidiary of the Investor.

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Please retain this supplement with your prospectus for future reference.  If you have any questions, please call us at 1-800-888-2461 or your registered representative.